SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting
The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States (GAAP).
Concentration of Investments
The Plan allows Participants to invest in the common stock of the Plan Sponsor, AptarGroup, Inc. The Plan’s investment in the common stock of the Plan Sponsor was 5.9% and 9.4% of plan investments as of December 31, 2025 and 2024, respectively. A significant decline in the market value of the Employer’s securities would significantly affect the net assets available for benefits.
Contributions
Contributions are recognized during the period in which the respective payroll deductions are made or the year in which the compensation relates. Employer and Participant contributions are invested directly in appropriate funds based upon Participant elections made at the date of enrollment or through authorized changes in elections.
Payment of Benefits
Distributions and withdrawals are recorded when paid.
Notes Receivable from Participants
Notes receivable from participants are reported at their unpaid principal balance plus any accrued but unpaid interest, with no allowance for credit losses, as repayments of principal and interest are received through payroll deductions and the notes are collateralized by the Participants’ account balances.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of net assets and changes thereto. Actual amounts could differ from those estimates.
Security Transactions and Investment Income Recognition
Purchases and sales of securities, including related gains and losses, are recorded as of the trade date. Unsettled security investments represent transactions entered into prior to the end of the accounting period for which cash settlement is made in a subsequent period. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Net appreciation in the fair value of investments includes the Plan's gains and losses on investments bought and sold as well as held during the year.
Trustee and Administrative Expenses
Expenses incurred in the administration of the Plan and investment management fees are paid by the Plan through plan forfeitures, except for loan service fees, which are paid by the Participants. Certain other costs of plan administration are paid by the Company. The Plan also receives a revenue credit from the Plan Trustee which is used to pay plan expenses.